Schedule of Movement of Allowance for Loss Account (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year	$ 650,759	$ 99,646
(Reversal) addition during the year	(349,749)	551,113
Balance at end of the year	$ 301,010	$ 650,759